Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands		6 Months Ended		12 Months Ended
		Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Revenue:
Subscription		$ 138,657	$ 91,360	$ 200,252	$ 119,150
Services		30,767	29,581	60,774	46,898
Total revenue		169,424	120,941	261,026	166,048
Cost of revenue:
Subscription	[1],[2]	41,687	19,057	38,704	30,865
Services	[1],[2]	50,395	23,317	48,284	44,498
Total cost of revenue	[1],[2]	92,082	42,374	86,988	75,363
Gross profit		77,342	78,567	174,038	90,685
Operating expenses:
Research and development	[1],[2],[3]	138,675	51,150	102,309	99,314
Sales and marketing	[1],[2],[3]	172,578	93,044	203,161	161,106
General and administrative	[1],[2],[3]	54,114	16,676	55,907	34,902
Total operating expenses	[1],[2],[3]	365,367	160,870	361,377	295,322
Loss from operations		(288,025)	(82,303)	(187,339)	(204,637)
Interest income, net		2,089	1,448	2,756	2,218
Other income (expense), net		839	(15)	(547)	386
Net loss before provision for income taxes		(285,097)	(80,870)	(185,130)	(202,033)
Provision for income taxes		(1,451)	(970)	(2,187)	(1,110)
Net loss attributable to common stockholders		$ (286,548)	$ (81,840)	$ (187,317)	$ (203,143)
Net loss per share attributable to common stockholders, basic and diluted (in dollars per share)		$ (3.28)	$ (2.27)	$ (5.15)	$ (6.21)
Weighted-average shares used in computing net loss attributable to common stockholders, basic and diluted (in shares)		87,293	36,090	36,406	32,724

[1]	Amounts include amortization of acquired intangible assets as follows (in thousands): Year EndedJanuary 31, Six Months Ended July 31, 2016 2017 2016 2017 (unaudited)Cost of revenue – subscription $1,732 $1,997 $969 $1,024Sales and marketing 1,723 1,723 861 861
[2]	Amounts include stock‑based compensation expense as follows (in thousands): Year EndedJanuary 31, Six Months Ended July 31, 2016 2017 2016 2017 (unaudited)Cost of revenue – subscription $3,363 $1,426 $708 $19,393Cost of revenue – services 4,301 1,803 931 24,227Research and development 23,048 5,606 3,013 81,029Sales and marketing 19,187 5,757 3,033 72,678General and administrative 13,691 7,122 3,556 33,206
[3]	In January 2017, we donated 1,175,063 shares of common stock to the Cloudera Foundation. We recorded a non‑cash charge of $21.6 million for the fair value of the donated shares, which was recognized in general and administrative expense for the year ended January 31, 2017. See Note 12 for further discussion.